Risk management and concentrations of risk (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 14, 2016	Nov. 30, 2016	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015
Increase Decrease In Foreign Currency Exchange Rates	45.00%	0.00%
Foreign Currency Transaction Gain (Loss), before Tax			$ (66,000)	$ (643,000)	$ (430,000)	$ (1,315,000)
Principal Owner [Member]
Repayments of Related Party Debt					$ 500,000
UNITED STATES | Maximum [Member]
Increase Decrease In Foreign Currency Exchange Rates	60.00%	0.00%
Foreign Currency Transaction Gain (Loss), before Tax	$ 200,000	$ 0
UNITED STATES | Minimum [Member]
Increase Decrease In Foreign Currency Exchange Rates	45.00%	0.00%
Foreign Currency Transaction Gain (Loss), before Tax	$ 100,000	$ 0
Geographic Concentration Risk [Member] | UNITED STATES
Concentration Risk, Percentage			98.00%		93.00%
Geographic Concentration Risk [Member] | EGYPT
Concentration Risk, Percentage			2.00%		7.00%
Gallant time charter [Member] | UNITED STATES
Concentration Risk, Percentage					90.00%
Gallant time charter [Member] | EGYPT
Concentration Risk, Percentage					10.00%